INTANGIBLE ASSETS, DEFERRED CHARGES	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
NOTE 7:-	INTANGIBLE ASSETS, DEFERRED CHARGES

		Useful life	December 31,
		(years)	2010	2011
a.	Impaired Cost:

	Acquired technology	5-10	$15,517	$15,517
	Customer relationship	9	4,172	4,172
	Trade name	3	415	415
	Existing contracts for maintenance	3	181	181

			20,285	20,285
	Accumulated amortization:

	Acquired technology		11,554	12,575
	Customer relationship		2,825	3,129
	Trade name		415	415
	Existing contracts for maintenance		181	181

			14,975	16,300

	Amortized cost		$5,310	$3,985

b.	Amortization expenses related to intangible assets amounted to $ 1,810, $ 1,537 and $ 1,325 for the years ended December 31, 2009, 2010 and 2011, respectively.

c.	Expected amortization expenses are as follows

Year ending December 31,
2012	$1,124
2013	$933
2014	$869
2015	$717
2016	$342

$3,985